Long-Term Debt - Credit Facilities And Senior Notes (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instruments
Total debt	$ 722,800	$ 727,600
Less deferred financing fees	(9,984)	(13,247)
Total debt, net of deferred finance costs	712,816	714,353
Less current portion, net of deferred financing fees	(251,754)	(2,655)
Long-term debt, net of current portion and deferred financing fees	461,062	711,698
$250 Million Senior Unsecured Notes
Debt Instruments
Senior Unsecured Notes	250,000
$250 Million Senior Unsecured Notes | Dynagas Partners and Dynagas Finance
Debt Instruments
Senior Unsecured Notes	250,000	250,000
$480 Million Term Loan Facility | Arctic LNG and Dynagas Finance LLC
Debt Instruments
Long-term debt	$ 472,800	$ 477,600